UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-01435

AMCAP Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: February 28 or 29

Date of reporting period: November 30, 2010

Vincent P. Corti
Capital Research and Management Company
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Eric A. S. Richards
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

AMCAP Fund®
Investment portfolio

November 30, 2010
unaudited

Common stocks — 92.09%	Shares	Value (000)

INFORMATION TECHNOLOGY — 26.21%
Microsoft Corp.	20,545,000	$517,939
Google Inc., Class A1	887,100	492,970
Oracle Corp.	16,976,075	459,033
Accenture PLC, Class A	9,060,000	392,479
Corning Inc.	20,404,766	360,348
Yahoo! Inc.1	21,903,800	345,423
Apple Inc.1	890,000	276,923
Hewlett-Packard Co.	6,150,000	257,870
MasterCard Inc., Class A	875,000	207,401
QUALCOMM Inc.	4,100,000	191,634
Cisco Systems, Inc.1	9,169,300	175,684
Rovi Corp.1	2,800,000	154,476
Automatic Data Processing, Inc.	2,975,000	132,596
Intel Corp.	6,000,000	126,720
Trimble Navigation Ltd.1	3,190,000	118,796
eBay Inc.1	4,050,000	117,976
Autodesk, Inc.1	3,160,000	111,516
Avago Technologies Ltd.1	4,000,000	104,440
Maxim Integrated Products, Inc.	4,442,500	103,288
Texas Instruments Inc.	2,720,000	86,496
MediaTek Inc.	6,750,000	86,472
International Business Machines Corp.	600,000	84,876
NVIDIA Corp.1	5,400,000	73,440
EMC Corp.1	3,150,000	67,693
Global Payments Inc.	1,579,100	65,627
FLIR Systems, Inc.1	2,167,200	58,092
KLA-Tencor Corp.	1,083,000	39,714
SAP AG	790,000	36,855
Linear Technology Corp.	1,050,000	34,230
Digital River, Inc.1	703,300	25,896
Applied Materials, Inc.	2,057,000	25,569
Altera Corp.	673,900	23,647
Intersil Corp., Class A	1,176,000	14,994
Xilinx, Inc.	496,900	13,476
		5,384,589

CONSUMER DISCRETIONARY — 14.68%
Johnson Controls, Inc.	9,130,153	332,703
Best Buy Co., Inc.	6,400,000	273,408
Kohl’s Corp.1	4,780,600	269,721
Staples, Inc.	11,730,000	258,177
YUM! Brands, Inc.	4,726,000	236,678
DIRECTV, Class A1	4,040,000	167,781
Target Corp.	2,650,000	150,891
Tractor Supply Co.	3,450,000	146,522
Lowe’s Companies, Inc.	6,317,000	143,396
Time Warner Inc.	4,433,333	130,739
Time Warner Cable Inc.	2,095,613	128,964
Harley-Davidson, Inc.	3,330,000	104,162
Bed Bath & Beyond Inc.1	2,000,000	87,480
DreamWorks Animation SKG, Inc., Class A1	2,689,000	83,332
Texas Roadhouse, Inc.1	4,557,200	77,883
Harman International Industries, Inc.1	1,606,071	70,009
News Corp., Class A	5,000,000	68,200
McDonald’s Corp.	700,000	54,810
Apollo Group, Inc., Class A1	1,400,000	47,600
Comcast Corp., Class A	2,375,000	47,500
P.F. Chang’s China Bistro, Inc.	700,000	35,378
O’Reilly Automotive, Inc.1	580,000	34,904
NIKE, Inc., Class B	400,000	34,452
Carnival Corp., units	500,000	20,655
Timberland Co., Class A1	408,000	10,110
Strayer Education, Inc.	5,811	790
		3,016,245

HEALTH CARE — 12.52%
Biogen Idec Inc.1	5,356,079	342,628
St. Jude Medical, Inc.1	6,550,000	253,420
McKesson Corp.	3,850,000	246,015
Hologic, Inc.1,2	14,374,100	235,735
Medtronic, Inc.	6,896,837	231,251
Endo Pharmaceuticals Holdings Inc.1	4,900,000	176,449
Amgen Inc.1	3,125,354	164,675
Life Technologies Corp.1	2,503,600	124,692
Abbott Laboratories	2,300,000	106,973
Becton, Dickinson and Co.	1,200,000	93,516
Medco Health Solutions, Inc.1	1,500,000	91,980
Alere Inc.1	2,712,000	86,540
Beckman Coulter, Inc.	1,500,000	82,065
Myriad Genetics, Inc.1	3,421,800	73,671
Emergency Medical Services Corp., Class A1	1,148,200	56,882
Allergan, Inc.	780,000	51,691
Gilead Sciences, Inc.1	940,000	34,310
Illumina, Inc.1	520,000	31,262
Merck & Co., Inc.	778,545	26,836
Roche Holding AG	165,000	22,654
ResMed Inc.1	690,000	22,046
Boston Scientific Corp.1	2,547,890	16,358
		2,571,649

INDUSTRIALS — 11.85%
Precision Castparts Corp.	3,300,000	455,631
Union Pacific Corp.	3,822,300	344,428
General Dynamics Corp.	4,105,000	271,299
CSX Corp.	3,801,500	231,169
United Technologies Corp.	2,850,000	214,520
United Parcel Service, Inc., Class B	2,820,000	197,767
Robert Half International Inc.	6,314,400	175,035
Southwest Airlines Co.	7,385,000	98,368
Gardner Denver, Inc.	1,368,600	89,575
SGS SA	48,761	79,823
Serco Group PLC	8,903,000	75,126
MITIE Group PLC2	21,656,000	69,761
Landstar System, Inc.	1,010,000	36,310
MSC Industrial Direct Co., Inc., Class A	560,000	33,678
Rockwell Collins, Inc.	550,000	30,833
Mine Safety Appliances Co.	685,000	19,742
Copart, Inc.1	325,451	11,547
		2,434,612

FINANCIALS — 9.42%
JPMorgan Chase & Co.	8,700,000	325,206
Bank of New York Mellon Corp.	9,660,000	260,723
State Street Corp.	5,842,200	252,383
Wells Fargo & Co.	8,579,600	233,451
Capital One Financial Corp.	4,750,000	176,843
American Express Co.	3,500,000	151,270
Arthur J. Gallagher & Co.	3,525,000	98,982
Hudson City Bancorp, Inc.	8,000,000	90,800
Zions Bancorporation	3,487,000	67,822
Cullen/Frost Bankers, Inc.	1,250,000	66,925
BB&T Corp.	2,500,000	58,000
Portfolio Recovery Associates, Inc.1	800,000	50,696
PNC Financial Services Group, Inc.	795,000	42,811
Northern Trust Corp.	620,000	31,186
City National Corp.	523,600	28,128
		1,935,226

ENERGY — 7.42%
Schlumberger Ltd.	5,866,940	453,749
EOG Resources, Inc.	2,622,900	233,307
FMC Technologies, Inc.1	2,393,937	201,665
Apache Corp.	1,300,000	139,932
Baker Hughes Inc.	2,319,300	120,975
Devon Energy Corp.	1,625,000	114,676
Chevron Corp.	1,100,000	89,067
ConocoPhillips	1,363,000	82,012
Murphy Oil Corp.	700,000	47,264
BG Group PLC	1,180,000	21,319
Marathon Oil Corp.	620,000	20,751
		1,524,717

CONSUMER STAPLES — 5.00%
CVS/Caremark Corp.	6,250,000	193,750
PepsiCo, Inc.	2,917,981	188,589
Philip Morris International Inc.	2,500,000	142,225
Ralcorp Holdings, Inc.1	1,985,000	122,911
Avon Products, Inc.	2,530,000	72,257
Walgreen Co.	2,000,000	69,700
L’Oréal SA	650,000	69,127
Whole Foods Market, Inc.1	1,350,000	63,747
Altria Group, Inc.	1,750,000	42,000
Shoppers Drug Mart Corp.	1,000,000	36,852
Colgate-Palmolive Co.	340,000	26,027
		1,027,185

MATERIALS — 2.55%
Barrick Gold Corp.	2,000,000	103,300
AptarGroup, Inc.	2,100,000	95,907
Monsanto Co.	1,400,000	83,888
Praxair, Inc.	901,531	82,986
Air Products and Chemicals, Inc.	700,000	60,354
Vulcan Materials Co.	1,450,000	58,174
Ecolab Inc.	577,366	27,604
AK Steel Holding Corp.	784,400	10,417
		522,630

TELECOMMUNICATION SERVICES — 0.81%
tw telecom inc.1	6,075,000	100,116
United States Cellular Corp.1	734,300	33,616
Telephone and Data Systems, Inc., special common shares	1,066,300	32,831
		166,563

MISCELLANEOUS — 1.63%
Other common stocks in initial period of acquisition		333,532

Total common stocks (cost: $14,455,318,000)		18,916,948

Convertible securities — 0.00%

CONSUMER DISCRETIONARY — 0.00%
Johnson Controls, Inc. 11.50% convertible preferred 2012, units3	4,600	814

Total convertible securities (cost: $230,000)		814

	Principal amount
Short-term securities — 7.85%	(000)

Freddie Mac 0.17%–0.44% due 12/8/2010–5/3/2011	$324,120	324,018
U.S. Treasury Bills 0.133%–0.195% due 2/10–5/19/2011	278,200	278,018
Jupiter Securitization Co., LLC 0.23%–0.25% due 12/1–12/14/20104	167,400	167,389
Wal-Mart Stores, Inc. 0.18%–0.19% due 12/7–12/13/20104	148,800	148,791
Fannie Mae 0.28%–0.29% due 12/30/2010–1/18/2011	125,000	124,977
Bank of America Corp. 0.27%–0.28% due 1/10–1/19/2011	122,300	122,260
General Electric Co. 0.22% due 12/1/2010	77,900	77,900
NetJets Inc. 0.19%–0.20% due 12/3–12/21/20104	77,200	77,195
Merck & Co. Inc. 0.20%–0.21% due 12/7–12/17/20104	72,400	72,395
Procter & Gamble International Funding S.C.A. 0.19% due 12/6/20104	50,000	49,998
Procter & Gamble Co. 0.26% due 12/2/20104	18,800	18,800
Federal Home Loan Bank 0.165% due 2/4/2011	65,000	64,978
Straight-A Funding LLC 0.25% due 2/18/20114	43,200	43,171
Hewlett-Packard Co. 0.19% due 12/10/20104	42,100	42,098

Total short-term securities (cost: $1,611,929,000)		1,611,988

Total investment securities (cost: $16,067,477,000)		$20,529,750
Other assets less liabilities		12,288

Net assets		$20,542,038

“Miscellaneous” securities include holdings in their initial period of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.
2The fund owns 5% or more of the outstanding voting shares of this company. See the table below for additional information.
3Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $814,000, which represented less than .01% of the net assets of the fund.
4Acquired in a transaction exempt from registration under the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $619,837,000, which represented 3.02% of the net assets of the fund.

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the nine months ended November 30, 2010, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 11/30/2010(000)

Hologic, Inc.	12,001,100	2,373,000	—	14,374,100	$—	$235,735
MITIE Group PLC	14,578,000	7,078,000	—	21,656,000	1,098	69,761
MITIE Group PLC	2,578,000	—	2,578,000	—	156	—
Harman International Industries, Inc.†	4,051,200	—	2,445,129	1,606,071	—	—
Portfolio Recovery Associates, Inc.†	990,600	—	190,600	800,000	—	—
Tractor Supply Co.†	2,025,000	1,725,000	300,000	3,450,000	1,092	—
					$2,346	$305,496
†Unaffiliated issuer at 11/30/2010.

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines its net asset value as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs – The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market in which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained as of approximately 3:00 p.m. New York time from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer

Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

Where the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund’s board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications – The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of November 30, 2010 (dollars in thousands):

Investment securities:	Level 1	Level 2	Level 3	Total

Common stocks:
Information technology	$5,384,589	$—	$—	$5,384,589
Consumer discretionary	3,016,245	—	—	3,016,245
Health care	2,571,649	—	—	2,571,649
Industrials	2,434,612	—	—	2,434,612
Financials	1,935,226	—	—	1,935,226
Energy	1,524,717	—	—	1,524,717
Consumer staples	1,027,185	—	—	1,027,185
Materials	522,630	—	—	522,630
Telecommunication services	166,563	—	—	166,563
Miscellaneous	333,532	—	—	333,532
Convertible securities	—	814	—	814
Short-term securities	—	1,611,988	—	1,611,988
Total	$18,916,948	$1,612,802	$—	$20,529,750

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$4,944,817
Gross unrealized depreciation on investment securities	(482,732)
Net unrealized appreciation on investment securities	4,462,085
Cost of investment securities for federal income tax purposes	16,067,665

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-0180 or visit the American Funds website at americanfunds.com.

MFGEFP-902-0111O-S25565

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMCAP FUND

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Claudia P. Huntington
Claudia P. Huntington, Vice Chairman and Principal Executive Officer

Date: January 28, 2011

By /s/ Karl C. Grauman
Karl C. Grauman, Treasurer and Principal Financial Officer

Date: January 28, 2011